Business Combinations & Asset Acquisitions (Details)			2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 19, 2021 USD ($) Number	Feb. 19, 2019 USD ($)	Feb. 19, 2021 USD ($) Number	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Payments to acquire businesses, gross					$ 3,400,000
Goodwill, acquired during period						$ 2,171,526
Revenue of acquiree since acquisition date				$ 3,468,000		6,106,442
Earnings or loss of acquiree since acquisition date				(770,000)		(9,734,298)
Demio, Inc. [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%		100.00%
Payments to acquire businesses, gross		$ 3,400,000
Business combination, consideration transferred, equity interests issued and issuable		1,213,346
Business combination, consideration transferred, liabilities incurred		$ 2,000,000
Goodwill, acquired during period				2,171,526
Goodwill, expected to be deductible for income tax purposes				0		0
Business acquisition, transaction costs				185,000		$ 185,000
Revenue of acquiree since acquisition date				3,468,000
Earnings or loss of acquiree since acquisition date				$ 770,000
Business acquisition, pro forma revenue			$ 899,232
Business acquisition, pro forma net income (loss)			$ 247,331
Demio, Inc. [Member] | Payable On Achievement Of Targeted Revenue [Member]
Business Acquisition [Line Items]
Targeted revenue	$ 4,000,000
Number of cash payments | Number	2		2
Contingent consideration, payable in cash	$ 1,000,000		$ 1,000,000